PREPAYMENTS AND OTHER RECEIVABLES (Summary of Reconciliation of Beginning and Ending Allowance For Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	¥ 8,901	$ 1,379	¥ 8,391
Write-offs	0	0	0
Provisions	0	0	510
Ending balance	8,901	1,379	8,901	$ 1,379
ASU 2019-04
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	¥ 8,901	$ 1,379	8,391
Impact of Adoption to ASC 326				0	¥ 0	¥ 0
Ending balance			¥ 8,901	$ 1,379